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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended: September 30, 2003


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):

                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                   R. G. Niederhoffer Capital Management, Inc.

Address:                1700 Broadway
                        39th Floor
                        New York, NY 10019

Form 13F File Number:   28-10392


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy G. Niederhoffer

Title:    President

Phone:    (212) 245-0400

Signature, Place, and Date of Signing:

  Roy G. Niederhoffer              New York, New York        February 10, 2004
-------------------------       ------------------------    -------------------
      Signature                      [City, State]                 [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name:

   28-
       ------------------       ----------------------------------------------
   [Repeat as necessary.]






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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   32

Form 13F Information Table Value Total:   105168
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number        Name

NONE         28-
----            -----------------        --------------------------------------

[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE


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
===============================================================================================================================
Column 1:                  Column 2:    Column 3:  Column 4:         Column 5:       Column 6:   Column 7        Column 8
NAME OF ISSUER             TITLE OF                  VALUE     SHRS OR    SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
                           CLASS        CUSIP      (x$1000)   PRN. AMT    PRN  CALL  DISCRETION  MANAGER:  SOLE     SHARED NONE
===============================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------
3M                         COM          88579Y101    5,995     70500      SH            SOLE               SOLE
Altria Group               COM          02209S103    7,033     129400     SH            SOLE               SOLE
Amgen                      COM          31162100     3,195     51700      SH            SOLE               SOLE
Best Buy                   COM          86516101       355     6800       SH            SOLE               SOLE
Caterpillar                COM          149123101    4,151     50000      SH            SOLE               SOLE
Chevrontexaco              COM          166764100    1,840     21300      SH            SOLE               SOLE
Cisco Systems              COM          17275R102    1,982     81800      SH            SOLE               SOLE
Coca Cola                  COM          191216100    5,083     100500     SH            SOLE               SOLE
Comcast                    CL A SPCL    20030N200    1,565     50000      SH            SOLE               SOLE
Costco Wholesale           COM          22160K105    1,241     33400      SH            SOLE               SOLE
Disney                     COM          254687106      376     16100      SH            SOLE               SOLE
General Electric           COM          369604103    8,313     269200     SH            SOLE               SOLE
Gilead Sciences            COM          375558103    3,351     57500      SH            SOLE               SOLE
Goldman Sachs Group        COM          38141G104    1,282     13000      SH            SOLE               SOLE
IBM                        COM          459200101    4,384     47300      SH            SOLE               SOLE
JP Morgan Chase            COM          46625H100      415     11300      SH            SOLE               SOLE
Kohls                      COM          500255104    3,496     77800      SH            SOLE               SOLE
Lilly (Eli)                COM          532457108    8,727     124100     SH            SOLE               SOLE
Lowes                      COM          548661107    3,816     68900      SH            SOLE               SOLE
Medimmune                  COM          584699102    2,726     107400     SH            SOLE               SOLE
Merrill Lynch              COM          590188108    1,671     28500      SH            SOLE               SOLE
Pepsico                    COM          713448108    9,529     204400     SH            SOLE               SOLE
Procter & Gamble           COM          742718109    2,637     26400      SH            SOLE               SOLE
S&P Dep Receipts           UNIT SER. 1  78462F103      778     7000       SH            SOLE               SOLE
Schlumberger               COM          806857108    1,313     24000      SH            SOLE               SOLE
Sears                      COM          812387108      382     8400       SH            SOLE               SOLE
Target Corp                COM          87612E106    1,309     34100      SH            SOLE               SOLE
Teva Pharmaceuticals       ADR          881624209    7,214     127200     SH            SOLE               SOLE
United Technologies        COM          913017109    5,620     59300      SH            SOLE               SOLE
UnitedHealth Group         COM          91324P102    1,238     21300      SH            SOLE               SOLE
Walmart Stores             COM          931142103    2,539     48000      SH            SOLE               SOLE
Washington Mutual          COM          939322103    1,613     40200      SH            SOLE               SOLE



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[Repeat as necessary.]